Statement of cash flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cash flows from operating activities
Payments to suppliers and employees	$ (3,069)	$ (6,805)
Net cash used in operating activities	(3,069)	(6,805)
Cash flows from investing activities
Payments for plant and equipment	(9)	0
Expenditure on exploration and evaluation	(6,629)	(14,510)
Interest received	309	680
Net cash used in investing activities	(6,329)	(13,830)
Cash flows from financing activities
Proceeds from issue of shares	2,176	16,412
Repayment of borrowings	0	(1,200)
Transaction costs related to issues of equity securities	(99)	(618)
Repayment of lease liabilities	(95)	(140)
Payment for establishment of loan	0	(4,252)
Net cash from financing activities	1,982	10,202
Net decrease in cash and cash equivalents	(7,416)	(10,433)
Cash and cash equivalents at the beginning of the period	25,059	35,715
Effects of exchange rate changes on cash and cash equivalents	220	(223)
Cash and cash equivalents at the end of the period	$ 17,863	$ 25,059